Employee benefit (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of information about defined benefit plans [abstract]
Disclosure of defined benefit plans
Defined benefit obligation

(in thousands of euro)	June 30, 2022	December 31, 2021

Allowance for retirement defined benefit	2,306	2,544
Allowance for seniority awards	390	432
Defined benefit obligations	2,696	2,975

Disclosure of net defined benefit liability (asset)	Amounts recognized in the statement of financial position are determined as follows (in thousand euros):

As of January 1, 2021	4,177

IAS19 Restatement related to change in calculation method - IFRIC (1)	(1,054)

As of January 1, 2021 Restated	3,123

Service cost	484
Interest costs	(47)
Actuarial (gain) / loss	(584)

As of December 31, 2021	2,976

Service cost	205
Interest costs	(14)
Actuarial (gain) / loss	(471)

As of June 30, 2022	2,696
(1) As a reminder, in its April 2021 Update, the IFRS IC published a final agenda decision clarifying how to calculate the obligation relating to certain defined benefit plans. The effects of this change of method are therefore taken into account retrospectively as of January 1, 2021 in respect of 2020's and prior years defined benefit obligation. The adjustment at that date corresponds to a reduction in the 2020 commitments in the amount of €1,054 thousand. This reversal has been offset against previous reserves and retained earnings.